Provisions - Summary of Detailed Information of Provision (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Non-current [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	€ 1,439	€ 362
Charge / (Credit):	1,269	1,077
(+) additional provisions recognized, net	2,535	3,052
(+/-) Short-term transferred	1,150	(1,416)
(-) Amounts used during the year	(2,416)	(559)
Carrying amount at year end	2,708	1,439
Non-current [Member] | Others [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	120	4
Charge / (Credit):	843	116
(+) additional provisions recognized, net	959	117
(-) Amounts used during the year	(116)	(1)
Carrying amount at year end	963	120
Non-current [Member] | Service warranties [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	1,319	358
Charge / (Credit):	426	961
(+) additional provisions recognized, net	1,576	2,935
(+/-) Short-term transferred	1,150	(1,416)
(-) Amounts used during the year	(2,300)	(558)
Carrying amount at year end	1,745	1,319
Current [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	1,318	541
Charge / (Credit):	427	777
(+) additional provisions recognized, net	1,577
(+/-) Short-term transferred	(1,150)	1,415
(-) Amounts used during the year		(638)
Carrying amount at year end	1,745	1,318
Current [Member] | Service warranties [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	1,318	541
Charge / (Credit):	427	777
(+) additional provisions recognized, net	1,577
(+/-) Short-term transferred	(1,150)	1,415
(-) Amounts used during the year		(638)
Carrying amount at year end	€ 1,745	€ 1,318